FT Vest U.S. Equity Buffer ETF - January (FJAN)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
2,902,378	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$2,902,378
	(Cost $2,902,378)
	Total Investments — 0.4%	2,902,378
	(Cost $2,902,378)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.7%
	Call Options Purchased — 108.6%
14,094	SPDR® S&P 500® ETF Trust	$849,233,970	$4.82	01/17/25	841,058,604
	(Cost $681,045,461)
	Put Options Purchased — 0.1%
14,094	SPDR® S&P 500® ETF Trust	849,233,970	482.43	01/17/25	725,982
	(Cost $30,938,816)
	Total Purchased Options				841,784,586
	(Cost $711,984,277)
WRITTEN OPTIONS — (9.0)%
	Call Options Written — (8.9)%
(14,094)	SPDR® S&P 500® ETF Trust	(849,233,970)	558.17	01/17/25	(69,004,929)
	(Premiums received $8,790,510)
	Put Options Written — (0.1)%
(14,094)	SPDR® S&P 500® ETF Trust	(849,233,970)	434.19	01/17/25	(424,088)
	(Premiums received $14,371,054)
	Total Written Options				(69,429,017)
	(Premiums received $23,161,564)
	Net Other Assets and Liabilities — (0.1)%				(523,030)
	Net Assets — 100.0%				$774,734,917

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,902,378	$2,902,378	$—	$—
Purchased Options	841,784,586	—	841,784,586	—
Total	$844,686,964	$2,902,378	$841,784,586	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(69,429,017)	$—	$(69,429,017)	$—

FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
822,496	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$822,496
	(Cost $822,496)
	Total Investments — 0.4%	822,496
	(Cost $822,496)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.2%
	Call Options Purchased — 110.1%
3,969	SPDR® S&P 500® ETF Trust	$239,152,095	$4.81	01/17/25	236,853,766
	(Cost $190,285,814)
	Put Options Purchased — 0.1%
3,969	SPDR® S&P 500® ETF Trust	239,152,095	458.31	01/17/25	156,895
	(Cost $6,144,928)
	Total Purchased Options				237,010,661
	(Cost $196,430,742)
WRITTEN OPTIONS — (10.5)%
	Call Options Written — (10.5)%
(3,969)	SPDR® S&P 500® ETF Trust	(239,152,095)	549.68	01/17/25	(22,645,765)
	(Premiums received $2,228,210)
	Put Options Written — (0.0)%
(3,969)	SPDR® S&P 500® ETF Trust	(239,152,095)	337.70	01/17/25	(31,434)
	(Premiums received $1,132,320)
	Total Written Options				(22,677,199)
	(Premiums received $3,360,530)
	Net Other Assets and Liabilities — (0.1)%				(149,711)
	Net Assets — 100.0%				$215,006,247

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$822,496	$822,496	$—	$—
Purchased Options	237,010,661	—	237,010,661	—
Total	$237,833,157	$822,496	$237,010,661	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(22,677,199)	$—	$(22,677,199)	$—

FT Vest U.S. Equity Buffer ETF - February (FFEB)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
3,903,702	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$3,903,702
	(Cost $3,903,702)
	Total Investments — 0.5%	3,903,702
	(Cost $3,903,702)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.3%
	Call Options Purchased — 105.1%
15,333	SPDR® S&P 500® ETF Trust	$923,889,915	$5.00	02/21/25	915,255,136
	(Cost $763,642,262)
	Put Options Purchased — 0.2%
15,333	SPDR® S&P 500® ETF Trust	923,889,915	499.51	02/21/25	2,049,869
	(Cost $32,831,040)
	Total Purchased Options				917,305,005
	(Cost $796,473,302)
WRITTEN OPTIONS — (5.7)%
	Call Options Written — (5.5)%
(15,333)	SPDR® S&P 500® ETF Trust	(923,889,915)	583.53	02/21/25	(48,139,027)
	(Premiums received $8,851,893)
	Put Options Written — (0.2)%
(15,333)	SPDR® S&P 500® ETF Trust	(923,889,915)	449.56	02/21/25	(1,145,682)
	(Premiums received $15,521,404)
	Total Written Options				(49,284,709)
	(Premiums received $24,373,297)
	Net Other Assets and Liabilities — (0.1)%				(583,667)
	Net Assets — 100.0%				$871,340,331

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,903,702	$3,903,702	$—	$—
Purchased Options	917,305,005	—	917,305,005	—
Total	$921,208,707	$3,903,702	$917,305,005	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(49,284,709)	$—	$(49,284,709)	$—

FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,133,813	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,133,813
	(Cost $1,133,813)
	Total Investments — 0.5%	1,133,813
	(Cost $1,133,813)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.6%
	Call Options Purchased — 106.4%
4,653	SPDR® S&P 500® ETF Trust	$280,366,515	$4.99	02/21/25	277,750,738
	(Cost $228,526,405)
	Put Options Purchased — 0.2%
4,653	SPDR® S&P 500® ETF Trust	280,366,515	474.53	02/21/25	461,159
	(Cost $7,229,030)
	Total Purchased Options				278,211,897
	(Cost $235,755,435)
WRITTEN OPTIONS — (7.0)%
	Call Options Written — (6.9)%
(4,653)	SPDR® S&P 500® ETF Trust	(280,366,515)	574.69	02/21/25	(18,101,194)
	(Premiums received $3,500,145)
	Put Options Written — (0.1)%
(4,653)	SPDR® S&P 500® ETF Trust	(280,366,515)	349.66	02/21/25	(121,816)
	(Premiums received $1,438,197)
	Total Written Options				(18,223,010)
	(Premiums received $4,938,342)
	Net Other Assets and Liabilities — (0.1)%				(169,982)
	Net Assets — 100.0%				$260,952,718

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,133,813	$1,133,813	$—	$—
Purchased Options	278,211,897	—	278,211,897	—
Total	$279,345,710	$1,133,813	$278,211,897	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,223,010)	$—	$(18,223,010)	$—

FT Vest U.S. Equity Buffer ETF - March (FMAR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
4,880,851	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$4,880,851
	(Cost $4,880,851)
	Total Investments — 0.5%	4,880,851
	(Cost $4,880,851)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.0%
	Call Options Purchased — 103.6%
16,370	SPDR® S&P 500® ETF Trust	$986,374,350	$5.10	03/21/25	975,139,783
	(Cost $841,238,089)
	Put Options Purchased — 0.4%
16,370	SPDR® S&P 500® ETF Trust	986,374,350	509.83	03/21/25	4,013,924
	(Cost $35,645,065)
	Total Purchased Options				979,153,707
	(Cost $876,883,154)
WRITTEN OPTIONS — (4.4)%
	Call Options Written — (4.2)%
(16,370)	SPDR® S&P 500® ETF Trust	(986,374,350)	597.16	03/21/25	(39,560,069)
	(Premiums received $11,390,683)
	Put Options Written — (0.2)%
(16,370)	SPDR® S&P 500® ETF Trust	(986,374,350)	458.85	03/21/25	(2,124,990)
	(Premiums received $17,017,217)
	Total Written Options				(41,685,059)
	(Premiums received $28,407,900)
	Net Other Assets and Liabilities — (0.1)%				(674,937)
	Net Assets — 100.0%				$941,674,562

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,880,851	$4,880,851	$—	$—
Purchased Options	979,153,707	—	979,153,707	—
Total	$984,034,558	$4,880,851	$979,153,707	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(41,685,059)	$—	$(41,685,059)	$—

FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,353,275	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,353,275
	(Cost $1,353,275)
	Total Investments — 0.5%	1,353,275
	(Cost $1,353,275)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.1%
	Call Options Purchased — 104.8%
4,655	SPDR® S&P 500® ETF Trust	$280,487,025	$5.09	03/21/25	277,296,907
	(Cost $235,103,582)
	Put Options Purchased — 0.3%
4,655	SPDR® S&P 500® ETF Trust	280,487,025	484.34	03/21/25	805,641
	(Cost $7,644,226)
	Total Purchased Options				278,102,548
	(Cost $242,747,808)
WRITTEN OPTIONS — (5.5)%
	Call Options Written — (5.4)%
(4,655)	SPDR® S&P 500® ETF Trust	(280,487,025)	588.39	03/21/25	(14,301,929)
	(Premiums received $2,993,195)
	Put Options Written — (0.1)%
(4,655)	SPDR® S&P 500® ETF Trust	(280,487,025)	356.88	03/21/25	(202,539)
	(Premiums received $1,596,669)
	Total Written Options				(14,504,468)
	(Premiums received $4,589,864)
	Net Other Assets and Liabilities — (0.1)%				(190,377)
	Net Assets — 100.0%				$264,760,978

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,353,275	$1,353,275	$—	$—
Purchased Options	278,102,548	—	278,102,548	—
Total	$279,455,823	$1,353,275	$278,102,548	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,504,468)	$—	$(14,504,468)	$—

FT Vest U.S. Equity Buffer ETF - April (FAPR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
3,908,954	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$3,908,954
	(Cost $3,908,954)
	Total Investments — 0.6%	3,908,954
	(Cost $3,908,954)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.7%
	Call Options Purchased — 106.2%
12,480	SPDR® S&P 500® ETF Trust	$751,982,400	$4.95	04/17/25	743,978,477
	(Cost $623,075,093)
	Put Options Purchased — 0.5%
12,480	SPDR® S&P 500® ETF Trust	751,982,400	495.16	04/17/25	3,265,641
	(Cost $27,888,208)
	Total Purchased Options				747,244,118
	(Cost $650,963,301)
WRITTEN OPTIONS — (7.2)%
	Call Options Written — (6.9)%
(12,480)	SPDR® S&P 500® ETF Trust	(751,982,400)	582.95	04/17/25	(48,527,856)
	(Premiums received $11,000,954)
	Put Options Written — (0.3)%
(12,480)	SPDR® S&P 500® ETF Trust	(751,982,400)	445.64	04/17/25	(1,823,827)
	(Premiums received $13,808,877)
	Total Written Options				(50,351,683)
	(Premiums received $24,809,831)
	Net Other Assets and Liabilities — (0.1)%				(356,776)
	Net Assets — 100.0%				$700,444,613

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,908,954	$3,908,954	$—	$—
Purchased Options	747,244,118	—	747,244,118	—
Total	$751,153,072	$3,908,954	$747,244,118	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(50,351,683)	$—	$(50,351,683)	$—

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,378,239	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,378,239
	(Cost $1,378,239)
	Total Investments — 0.6%	1,378,239
	(Cost $1,378,239)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.2%
	Call Options Purchased — 107.9%
4,251	SPDR® S&P 500® ETF Trust	$256,144,005	$4.94	04/17/25	253,291,584
	(Cost $207,704,904)
	Put Options Purchased — 0.3%
4,251	SPDR® S&P 500® ETF Trust	256,144,005	470.40	04/17/25	833,196
	(Cost $7,521,549)
	Total Purchased Options				254,124,780
	(Cost $215,226,453)
WRITTEN OPTIONS — (8.7)%
	Call Options Written — (8.6)%
(4,251)	SPDR® S&P 500® ETF Trust	(256,144,005)	571.96	04/17/25	(20,281,521)
	(Premiums received $4,204,140)
	Put Options Written — (0.1)%
(4,251)	SPDR® S&P 500® ETF Trust	(256,144,005)	346.61	04/17/25	(233,805)
	(Premiums received $1,535,991)
	Total Written Options				(20,515,326)
	(Premiums received $5,740,131)
	Net Other Assets and Liabilities — (0.1)%				(157,887)
	Net Assets — 100.0%				$234,829,806

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,378,239	$1,378,239	$—	$—
Purchased Options	254,124,780	—	254,124,780	—
Total	$255,503,019	$1,378,239	$254,124,780	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(20,515,326)	$—	$(20,515,326)	$—

FT Vest U.S. Equity Buffer ETF - May (FMAY)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
5,986,203	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$5,986,203
	(Cost $5,986,203)
	Total Investments — 0.7%	5,986,203
	(Cost $5,986,203)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 102.6%
15,380	SPDR® S&P 500® ETF Trust	$926,721,900	$5.29	05/16/25	916,792,572
	(Cost $803,451,320)
	Put Options Purchased — 0.9%
15,380	SPDR® S&P 500® ETF Trust	926,721,900	529.45	05/16/25	8,023,439
	(Cost $37,054,871)
	Total Purchased Options				924,816,011
	(Cost $840,506,191)
WRITTEN OPTIONS — (4.1)%
	Call Options Written — (3.6)%
(15,380)	SPDR® S&P 500® ETF Trust	(926,721,900)	613.74	05/16/25	(32,398,893)
	(Premiums received $9,734,615)
	Put Options Written — (0.5)%
(15,380)	SPDR® S&P 500® ETF Trust	(926,721,900)	476.51	05/16/25	(4,089,696)
	(Premiums received $19,119,450)
	Total Written Options				(36,488,589)
	(Premiums received $28,854,065)
	Net Other Assets and Liabilities — (0.1)%				(574,691)
	Net Assets — 100.0%				$893,738,934

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,986,203	$5,986,203	$—	$—
Purchased Options	924,816,011	—	924,816,011	—
Total	$930,802,214	$5,986,203	$924,816,011	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(36,488,589)	$—	$(36,488,589)	$—

FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
1,784,270	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,784,270
	(Cost $1,784,270)
	Total Investments — 0.7%	1,784,270
	(Cost $1,784,270)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 102.8%
4,632	SPDR® S&P 500® ETF Trust	$279,101,160	$5.28	05/16/25	276,115,280
	(Cost $242,608,625)
	Put Options Purchased — 0.7%
4,632	SPDR® S&P 500® ETF Trust	279,101,160	502.98	05/16/25	1,700,083
	(Cost $7,509,378)
	Total Purchased Options				277,815,363
	(Cost $250,118,003)
WRITTEN OPTIONS — (4.1)%
	Call Options Written — (3.9)%
(4,632)	SPDR® S&P 500® ETF Trust	(279,101,160)	611.09	05/16/25	(10,499,957)
	(Premiums received $2,862,992)
	Put Options Written — (0.2)%
(4,632)	SPDR® S&P 500® ETF Trust	(279,101,160)	370.62	05/16/25	(416,509)
	(Premiums received $1,496,444)
	Total Written Options				(10,916,466)
	(Premiums received $4,359,436)
	Net Other Assets and Liabilities — (0.1)%				(171,232)
	Net Assets — 100.0%				$268,511,935

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,784,270	$1,784,270	$—	$—
Purchased Options	277,815,363	—	277,815,363	—
Total	$279,599,633	$1,784,270	$277,815,363	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,916,466)	$—	$(10,916,466)	$—

FT Vest U.S. Equity Buffer ETF - June (FJUN)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
6,614,435	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$6,614,435
	(Cost $6,614,435)
	Total Investments — 0.8%	6,614,435
	(Cost $6,614,435)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 101.2%
14,972	SPDR® S&P 500® ETF Trust	$902,137,860	$5.45	06/20/25	890,284,528
	(Cost $800,701,258)
	Put Options Purchased — 1.4%
14,972	SPDR® S&P 500® ETF Trust	902,137,860	544.51	06/20/25	12,026,109
	(Cost $39,139,524)
	Total Purchased Options				902,310,637
	(Cost $839,840,782)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (2.6)%
(14,972)	SPDR® S&P 500® ETF Trust	(902,137,860)	631.25	06/20/25	(22,746,361)
	(Premiums received $8,792,323)
	Put Options Written — (0.7)%
(14,972)	SPDR® S&P 500® ETF Trust	(902,137,860)	490.06	06/20/25	(6,013,653)
	(Premiums received $20,102,969)
	Total Written Options				(28,760,014)
	(Premiums received $28,895,292)
	Net Other Assets and Liabilities — (0.1)%				(577,813)
	Net Assets — 100.0%				$879,587,245

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,614,435	$6,614,435	$—	$—
Purchased Options	902,310,637	—	902,310,637	—
Total	$908,925,072	$6,614,435	$902,310,637	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(28,760,014)	$—	$(28,760,014)	$—

FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,925,004	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,925,004
	(Cost $1,925,004)
	Total Investments — 0.8%	1,925,004
	(Cost $1,925,004)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.7%
	Call Options Purchased — 101.8%
4,403	SPDR® S&P 500® ETF Trust	$265,302,765	$5.44	06/20/25	261,821,225
	(Cost $234,922,161)
	Put Options Purchased — 0.9%
4,403	SPDR® S&P 500® ETF Trust	265,302,765	517.28	06/20/25	2,477,127
	(Cost $7,661,920)
	Total Purchased Options				264,298,352
	(Cost $242,584,081)
WRITTEN OPTIONS — (3.4)%
	Call Options Written — (3.2)%
(4,403)	SPDR® S&P 500® ETF Trust	(265,302,765)	624.17	06/20/25	(8,198,650)
	(Premiums received $2,826,689)
	Put Options Written — (0.2)%
(4,403)	SPDR® S&P 500® ETF Trust	(265,302,765)	381.16	06/20/25	(575,164)
	(Premiums received $1,768,852)
	Total Written Options				(8,773,814)
	(Premiums received $4,595,541)
	Net Other Assets and Liabilities — (0.1)%				(169,012)
	Net Assets — 100.0%				$257,280,530

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,925,004	$1,925,004	$—	$—
Purchased Options	264,298,352	—	264,298,352	—
Total	$266,223,356	$1,925,004	$264,298,352	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,773,814)	$—	$(8,773,814)	$—

FT Vest U.S. Equity Buffer ETF - July (FJUL)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
7,622,788	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$7,622,788
	(Cost $7,622,788)
	Total Investments — 0.8%	7,622,788
	(Cost $7,622,788)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 101.2%
15,990	SPDR® S&P 500® ETF Trust	$963,477,450	$5.49	07/18/25	950,940,490
	(Cost $871,977,181)
	Put Options Purchased — 1.7%
15,990	SPDR® S&P 500® ETF Trust	963,477,450	548.99	07/18/25	15,376,624
	(Cost $39,593,279)
	Total Purchased Options				966,317,114
	(Cost $911,570,460)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (2.8)%
(15,990)	SPDR® S&P 500® ETF Trust	(963,477,450)	635.13	07/18/25	(25,911,475)
	(Premiums received $12,103,251)
	Put Options Written — (0.8)%
(15,990)	SPDR® S&P 500® ETF Trust	(963,477,450)	494.09	07/18/25	(7,839,577)
	(Premiums received $19,234,508)
	Total Written Options				(33,751,052)
	(Premiums received $31,337,759)
	Net Other Assets and Liabilities — (0.1)%				(628,800)
	Net Assets — 100.0%				$939,560,050

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,622,788	$7,622,788	$—	$—
Purchased Options	966,317,114	—	966,317,114	—
Total	$973,939,902	$7,622,788	$966,317,114	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(33,751,052)	$—	$(33,751,052)	$—

FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,852,937	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$2,852,937
	(Cost $2,852,937)
	Total Investments — 0.8%	2,852,937
	(Cost $2,852,937)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 101.9%
6,095	SPDR® S&P 500® ETF Trust	$367,254,225	$5.48	07/18/25	362,481,352
	(Cost $328,510,080)
	Put Options Purchased — 1.2%
6,095	SPDR® S&P 500® ETF Trust	367,254,225	521.54	07/18/25	4,158,436
	(Cost $11,344,309)
	Total Purchased Options				366,639,788
	(Cost $339,854,389)
WRITTEN OPTIONS — (3.8)%
	Call Options Written — (3.5)%
(6,095)	SPDR® S&P 500® ETF Trust	(367,254,225)	626.01	07/18/25	(12,570,754)
	(Premiums received $5,840,402)
	Put Options Written — (0.3)%
(6,095)	SPDR® S&P 500® ETF Trust	(367,254,225)	384.29	07/18/25	(963,193)
	(Premiums received $2,274,429)
	Total Written Options				(13,533,947)
	(Premiums received $8,114,831)
	Net Other Assets and Liabilities — (0.1)%				(238,512)
	Net Assets — 100.0%				$355,720,266

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,852,937	$2,852,937	$—	$—
Purchased Options	366,639,788	—	366,639,788	—
Total	$369,492,725	$2,852,937	$366,639,788	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,533,947)	$—	$(13,533,947)	$—

FT Vest U.S. Equity Buffer ETF - August (FAUG)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
7,914,573	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$7,914,573
	(Cost $7,914,573)
	Total Investments — 0.9%	7,914,573
	(Cost $7,914,573)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 101.5%
15,471	SPDR® S&P 500® ETF Trust	$932,205,105	$5.54	08/15/25	920,335,908
	(Cost $843,587,178)
	Put Options Purchased — 2.0%
15,471	SPDR® S&P 500® ETF Trust	932,205,105	554.31	08/15/25	17,639,106
	(Cost $41,194,308)
	Total Purchased Options				937,975,014
	(Cost $884,781,486)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (3.3)%
(15,471)	SPDR® S&P 500® ETF Trust	(932,205,105)	634.96	08/15/25	(29,706,795)
	(Premiums received $10,126,883)
	Put Options Written — (1.0)%
(15,471)	SPDR® S&P 500® ETF Trust	(932,205,105)	498.88	08/15/25	(9,175,077)
	(Premiums received $21,655,814)
	Total Written Options				(38,881,872)
	(Premiums received $31,782,697)
	Net Other Assets and Liabilities — (0.1)%				(587,728)
	Net Assets — 100.0%				$906,419,987

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,914,573	$7,914,573	$—	$—
Purchased Options	937,975,014	—	937,975,014	—
Total	$945,889,587	$7,914,573	$937,975,014	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(38,881,872)	$—	$(38,881,872)	$—

FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,843,144	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$2,843,144
	(Cost $2,843,144)
	Total Investments — 0.9%	2,843,144
	(Cost $2,843,144)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.7%
	Call Options Purchased — 102.3%
5,632	SPDR® S&P 500® ETF Trust	$339,356,160	$5.53	08/15/25	335,040,809
	(Cost $305,742,744)
	Put Options Purchased — 1.4%
5,632	SPDR® S&P 500® ETF Trust	339,356,160	526.59	08/15/25	4,617,733
	(Cost $10,306,560)
	Total Purchased Options				339,658,542
	(Cost $316,049,304)
WRITTEN OPTIONS — (4.5)%
	Call Options Written — (4.2)%
(5,632)	SPDR® S&P 500® ETF Trust	(339,356,160)	624.71	08/15/25	(13,798,794)
	(Premiums received $3,896,879)
	Put Options Written — (0.3)%
(5,632)	SPDR® S&P 500® ETF Trust	(339,356,160)	388.02	08/15/25	(1,066,532)
	(Premiums received $2,427,113)
	Total Written Options				(14,865,326)
	(Premiums received $6,323,992)
	Net Other Assets and Liabilities — (0.1)%				(216,892)
	Net Assets — 100.0%				$327,419,468

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,843,144	$2,843,144	$—	$—
Purchased Options	339,658,542	—	339,658,542	—
Total	$342,501,686	$2,843,144	$339,658,542	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,865,326)	$—	$(14,865,326)	$—

FT Vest U.S. Equity Buffer ETF - September (FSEP)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
8,198,703	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$8,198,703
	(Cost $8,198,703)
	Total Investments — 1.0%	8,198,703
	(Cost $8,198,703)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.3%
	Call Options Purchased — 100.8%
14,374	SPDR® S&P 500® ETF Trust	$866,105,370	$5.68	09/19/25	853,259,470
	(Cost $800,214,725)
	Put Options Purchased — 2.5%
14,374	SPDR® S&P 500® ETF Trust	866,105,370	568.25	09/19/25	21,646,382
	(Cost $40,096,668)
	Total Purchased Options				874,905,852
	(Cost $840,311,393)
WRITTEN OPTIONS — (4.2)%
	Call Options Written — (2.9)%
(14,374)	SPDR® S&P 500® ETF Trust	(866,105,370)	646.10	09/19/25	(24,288,323)
	(Premiums received $9,612,423)
	Put Options Written — (1.3)%
(14,374)	SPDR® S&P 500® ETF Trust	(866,105,370)	511.43	09/19/25	(11,449,035)
	(Premiums received $21,448,865)
	Total Written Options				(35,737,358)
	(Premiums received $31,061,288)
	Net Other Assets and Liabilities — (0.1)%				(546,173)
	Net Assets — 100.0%				$846,821,024

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$8,198,703	$8,198,703	$—	$—
Purchased Options	874,905,852	—	874,905,852	—
Total	$883,104,555	$8,198,703	$874,905,852	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(35,737,358)	$—	$(35,737,358)	$—

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
2,501,595	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$2,501,595
	(Cost $2,501,595)
	Total Investments — 1.0%	2,501,595
	(Cost $2,501,595)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.4%
	Call Options Purchased — 101.5%
4,377	SPDR® S&P 500® ETF Trust	$263,736,135	$5.67	09/19/25	259,828,656
	(Cost $243,624,284)
	Put Options Purchased — 1.9%
4,377	SPDR® S&P 500® ETF Trust	263,736,135	539.84	09/19/25	4,791,808
	(Cost $8,236,034)
	Total Purchased Options				264,620,464
	(Cost $251,860,318)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (3.9)%
(4,377)	SPDR® S&P 500® ETF Trust	(263,736,135)	633.49	09/19/25	(9,950,234)
	(Premiums received $3,610,488)
	Put Options Written — (0.4)%
(4,377)	SPDR® S&P 500® ETF Trust	(263,736,135)	397.78	09/19/25	(1,089,129)
	(Premiums received $1,973,277)
	Total Written Options				(11,039,363)
	(Premiums received $5,583,765)
	Net Other Assets and Liabilities — (0.1)%				(161,802)
	Net Assets — 100.0%				$255,920,894

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,501,595	$2,501,595	$—	$—
Purchased Options	264,620,464	—	264,620,464	—
Total	$267,122,059	$2,501,595	$264,620,464	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,039,363)	$—	$(11,039,363)	$—

FT Vest U.S. Equity Buffer ETF - October (FOCT)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
7,969,270	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$7,969,270
	(Cost $7,969,270)
	Total Investments — 1.1%	7,969,270
	(Cost $7,969,270)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.7%
	Call Options Purchased — 99.5%
12,693	SPDR® S&P 500® ETF Trust	$764,816,715	$5.85	10/17/25	753,850,597
	(Cost $729,510,225)
	Put Options Purchased — 3.2%
12,693	SPDR® S&P 500® ETF Trust	764,816,715	584.59	10/17/25	24,367,133
	(Cost $34,698,064)
	Total Purchased Options				778,217,730
	(Cost $764,208,289)
WRITTEN OPTIONS — (3.7)%
	Call Options Written — (2.0)%
(12,693)	SPDR® S&P 500® ETF Trust	(764,816,715)	666.96	10/17/25	(14,795,468)
	(Premiums received $11,137,879)
	Put Options Written — (1.7)%
(12,693)	SPDR® S&P 500® ETF Trust	(764,816,715)	526.13	10/17/25	(12,889,361)
	(Premiums received $18,860,708)
	Total Written Options				(27,684,829)
	(Premiums received $29,998,587)
	Net Other Assets and Liabilities — (0.1)%				(472,893)
	Net Assets — 100.0%				$758,029,278

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,969,270	$7,969,270	$—	$—
Purchased Options	778,217,730	—	778,217,730	—
Total	$786,187,000	$7,969,270	$778,217,730	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(27,684,829)	$—	$(27,684,829)	$—

FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,057,769	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$3,057,769
	(Cost $3,057,769)
	Total Investments — 1.1%	3,057,769
	(Cost $3,057,769)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 99.9%
4,953	SPDR® S&P 500® ETF Trust	$298,443,015	$5.84	10/17/25	294,168,626
	(Cost $284,262,558)
	Put Options Purchased — 2.3%
4,953	SPDR® S&P 500® ETF Trust	298,443,015	555.36	10/17/25	6,909,732
	(Cost $10,227,523)
	Total Purchased Options				301,078,358
	(Cost $294,490,081)
WRITTEN OPTIONS — (3.2)%
	Call Options Written — (2.7)%
(4,953)	SPDR® S&P 500® ETF Trust	(298,443,015)	654.45	10/17/25	(7,900,233)
	(Premiums received $5,796,847)
	Put Options Written — (0.5)%
(4,953)	SPDR® S&P 500® ETF Trust	(298,443,015)	409.21	10/17/25	(1,506,653)
	(Premiums received $2,171,900)
	Total Written Options				(9,406,886)
	(Premiums received $7,968,747)
	Net Other Assets and Liabilities — (0.1)%				(184,319)
	Net Assets — 100.0%				$294,544,922

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,057,769	$3,057,769	$—	$—
Purchased Options	301,078,358	—	301,078,358	—
Total	$304,136,127	$3,057,769	$301,078,358	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,406,886)	$—	$(9,406,886)	$—

FT Vest U.S. Equity Buffer ETF - November (FNOV)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
9,037,843	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$9,037,843
	(Cost $9,037,843)
	Total Investments — 1.1%	9,037,843
	(Cost $9,037,843)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 99.6%
13,566	SPDR® S&P 500® ETF Trust	$817,419,330	$5.86	11/21/25	806,109,763
	(Cost $778,348,081)
	Put Options Purchased — 3.5%
13,566	SPDR® S&P 500® ETF Trust	817,419,330	585.75	11/21/25	27,934,836
	(Cost $37,710,020)
	Total Purchased Options				834,044,599
	(Cost $816,058,101)
WRITTEN OPTIONS — (4.1)%
	Call Options Written — (2.2)%
(13,566)	SPDR® S&P 500® ETF Trust	(817,419,330)	670.45	11/21/25	(17,979,969)
	(Premiums received $9,670,009)
	Put Options Written — (1.9)%
(13,566)	SPDR® S&P 500® ETF Trust	(817,419,330)	527.18	11/21/25	(15,216,440)
	(Premiums received $20,130,322)
	Total Written Options				(33,196,409)
	(Premiums received $29,800,331)
	Net Other Assets and Liabilities — (0.1)%				(519,939)
	Net Assets — 100.0%				$809,366,094

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$9,037,843	$9,037,843	$—	$—
Purchased Options	834,044,599	—	834,044,599	—
Total	$843,082,442	$9,037,843	$834,044,599	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(33,196,409)	$—	$(33,196,409)	$—

FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,287,348	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$3,287,348
	(Cost $3,287,348)
	Total Investments — 1.1%	3,287,348
	(Cost $3,287,348)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.5%
	Call Options Purchased — 99.9%
5,032	SPDR® S&P 500® ETF Trust	$303,203,160	$5.85	11/21/25	299,012,963
	(Cost $289,339,753)
	Put Options Purchased — 2.6%
5,032	SPDR® S&P 500® ETF Trust	303,203,160	556.46	11/21/25	7,638,627
	(Cost $10,115,729)
	Total Purchased Options				306,651,590
	(Cost $299,455,482)
WRITTEN OPTIONS — (3.5)%
	Call Options Written — (2.9)%
(5,032)	SPDR® S&P 500® ETF Trust	(303,203,160)	658.73	11/21/25	(8,753,265)
	(Premiums received $5,544,135)
	Put Options Written — (0.6)%
(5,032)	SPDR® S&P 500® ETF Trust	(303,203,160)	410.03	11/21/25	(1,747,412)
	(Premiums received $2,037,168)
	Total Written Options				(10,500,677)
	(Premiums received $7,581,303)
	Net Other Assets and Liabilities — (0.1)%				(174,755)
	Net Assets — 100.0%				$299,263,506

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,287,348	$3,287,348	$—	$—
Purchased Options	306,651,590	—	306,651,590	—
Total	$309,938,938	$3,287,348	$306,651,590	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,500,677)	$—	$(10,500,677)	$—

FT Vest U.S. Equity Buffer ETF - December (FDEC)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
2,292,297	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$2,292,297
	(Cost $2,292,297)
	Total Investments — 0.3%	2,292,297
	(Cost $2,292,297)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.0%
	Call Options Purchased — 110.0%
14,465	SPDR® S&P 500® ETF Trust	$871,588,575	$4.69	12/20/24	862,326,925
	(Cost $689,835,569)
	Put Options Purchased — 0.0%
14,465	SPDR® S&P 500® ETF Trust	871,588,575	469.33	12/20/24	220,446
	(Cost $28,869,388)
	Total Purchased Options				862,547,371
	(Cost $718,704,957)
WRITTEN OPTIONS — (10.2)%
	Call Options Written — (10.2)%
(14,465)	SPDR® S&P 500® ETF Trust	(871,588,575)	547.47	12/20/24	(80,145,213)
	(Premiums received $10,702,258)
	Put Options Written — (0.0)%
(14,465)	SPDR® S&P 500® ETF Trust	(871,588,575)	422.40	12/20/24	(106,028)
	(Premiums received $13,385,042)
	Total Written Options				(80,251,241)
	(Premiums received $24,087,300)
	Net Other Assets and Liabilities — (0.1)%				(527,384)
	Net Assets — 100.0%				$784,061,043

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,292,297	$2,292,297	$—	$—
Purchased Options	862,547,371	—	862,547,371	—
Total	$864,839,668	$2,292,297	$862,547,371	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(80,251,241)	$—	$(80,251,241)	$—

FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
777,414	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$777,414
	(Cost $777,414)
	Total Investments — 0.3%	777,414
	(Cost $777,414)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.2%
	Call Options Purchased — 112.2%
4,967	SPDR® S&P 500® ETF Trust	$299,286,585	$4.68	12/20/24	296,111,281
	(Cost $233,912,626)
	Put Options Purchased — 0.0%
4,967	SPDR® S&P 500® ETF Trust	299,286,585	445.86	12/20/24	53,395
	(Cost $7,910,507)
	Total Purchased Options				296,164,676
	(Cost $241,823,133)
WRITTEN OPTIONS — (12.4)%
	Call Options Written — (12.4)%
(4,967)	SPDR® S&P 500® ETF Trust	(299,286,585)	536.68	12/20/24	(32,823,029)
	(Premiums received $3,474,635)
	Put Options Written — (0.0)%
(4,967)	SPDR® S&P 500® ETF Trust	(299,286,585)	328.53	12/20/24	(7,301)
	(Premiums received $1,364,044)
	Total Written Options				(32,830,330)
	(Premiums received $4,838,679)
	Net Other Assets and Liabilities — (0.1)%				(182,605)
	Net Assets — 100.0%				$263,929,155

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$777,414	$777,414	$—	$—
Purchased Options	296,164,676	—	296,164,676	—
Total	$296,942,090	$777,414	$296,164,676	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(32,830,330)	$—	$(32,830,330)	$—

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
563,892	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (b)	$18,955,230
380,278	FT Vest U.S. Equity Moderate Buffer ETF - January (b)	14,648,308
455,625	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (b)	14,857,931
448,621	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (b)	14,492,522
402,815	FT Vest U.S. Equity Deep Buffer ETF - December (b)	16,160,938
591,414	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (b)	21,991,848
521,495	FT Vest U.S. Equity Moderate Buffer ETF - December (b)	17,566,663
	Total Exchange-Traded Funds	118,673,440
	(Cost $117,071,907)
MONEY MARKET FUNDS — 0.1%
153,479	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (c)	153,479
	(Cost $153,479)

	Total Investments — 100.0%	118,826,919
	(Cost $117,225,386)
	Net Other Assets and Liabilities — (0.0)%	(18,917)
	Net Assets — 100.0%	$118,808,002

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 118,673,440	$ 118,673,440	$ —	$ —
Money Market Funds	153,479	153,479	—	—
Total Investments	$118,826,919	$118,826,919	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2024, and for the fiscal year-to-date period (September 1, 2024 to November 30, 2024) are as follows:

Security Name	Shares at 11/30/2024	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2024	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	563,892	$—	$19,439,055	$(713,260)	$222,841	$6,594	$18,955,230	$—
FT Vest U.S. Equity Moderate Buffer ETF - January	380,278	—	14,939,072	(550,729)	252,316	7,649	14,648,308	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	455,625	—	15,186,949	(558,526)	222,994	6,514	14,857,931	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	448,621	—	14,817,530	(544,677)	213,629	6,040	14,492,522	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	—	17,537,638	17,636,974	(35,158,037)	(160,892)	144,317	—	—
FT Vest U.S. Equity Moderate Buffer ETF - September	—	14,287,329	14,405,889	(28,722,050)	(152,564)	181,396	—	—
FT Vest U.S. Equity Buffer ETF - October	—	14,312,821	14,364,719	(28,711,553)	(637,942)	671,955	—	—
FT Vest U.S. Equity Deep Buffer ETF - October	—	16,310,709	16,373,194	(32,716,887)	(1,562,376)	1,595,360	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	—	19,564,109	19,636,192	(39,220,132)	(168,972)	188,803	—	—
FT Vest U.S. Equity Moderate Buffer ETF - October	—	16,420,684	16,477,843	(32,926,627)	(488,339)	516,439	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	—	14,838,425	14,900,961	(29,765,543)	(156,088)	182,245	—	—
FT Vest U.S. Equity Deep Buffer ETF - December	402,815	—	16,522,696	(607,697)	238,784	7,155	16,160,938	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	591,414	—	22,592,889	(828,197)	220,157	6,999	21,991,848	—
FT Vest U.S. Equity Moderate Buffer ETF - December	521,495	—	17,989,776	(661,050)	230,813	7,124	17,566,663	—
		$113,271,715	$235,283,739	$(231,684,965)	$(1,725,639)	$3,528,590	$118,673,440	$—

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
650,220	FT Vest U.S. Equity Buffer ETF - February (b)	$32,478,164
806,664	FT Vest U.S. Equity Buffer ETF - March (b)	35,081,817
748,910	FT Vest U.S. Equity Buffer ETF - May (b)	35,857,811
724,414	FT Vest U.S. Equity Buffer ETF - June (b)	37,748,272
755,796	FT Vest U.S. Equity Buffer ETF - July (b)	37,411,902
783,249	FT Vest U.S. Equity Buffer ETF - August (b)	36,820,535
802,920	FT Vest U.S. Equity Buffer ETF - September (b)	37,143,882
	Total Exchange-Traded Funds	252,542,383
	(Cost $236,746,762)
MONEY MARKET FUNDS — 0.1%
252,355	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (c)	252,355
	(Cost $252,355)

	Total Investments — 100.0%	252,794,738
	(Cost $236,999,117)
	Net Other Assets and Liabilities — (0.0)%	(39,705)
	Net Assets — 100.0%	$252,755,033

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 252,542,383	$ 252,542,383	$ —	$ —
Money Market Funds	252,355	252,355	—	—
Total Investments	$252,794,738	$252,794,738	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2024, and for the fiscal year-to-date period (September 1, 2024 to November 30, 2024) are as follows:

Security Name	Shares at 11/30/2024	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2024	Dividend Income
FT Vest U.S. Equity Buffer ETF - February	650,220	$33,676,225	$16,467,329	$(18,871,276)	$898,685	$307,201	$32,478,164	$—
FT Vest U.S. Equity Buffer ETF - March	806,664	35,634,017	17,460,988	(19,399,332)	1,153,030	233,114	35,081,817	—
FT Vest U.S. Equity Buffer ETF - April	—	32,465,450	14,880,623	(47,550,975)	(740,415)	945,317	—	—
FT Vest U.S. Equity Buffer ETF - May	748,910	36,315,281	17,826,521	(19,753,998)	1,383,813	86,194	35,857,811	—
FT Vest U.S. Equity Deep Buffer ETF - May	—	30,796,863	14,152,412	(45,212,071)	(720,962)	983,758	—	—
FT Vest U.S. Equity Buffer ETF - June	724,414	37,534,913	18,468,440	(19,917,083)	1,494,038	167,964	37,748,272	—
FT Vest U.S. Equity Moderate Buffer ETF - June	—	30,842,140	14,164,629	(45,229,643)	(734,131)	957,005	—	—
FT Vest U.S. Equity Buffer ETF - July	755,796	—	36,579,369	(354,347)	1,187,213	(333)	37,411,902	—
FT Vest U.S. Equity Buffer ETF - August	783,249	—	36,071,352	(349,272)	1,098,839	(384)	36,820,535	—
FT Vest U.S. Equity Buffer ETF - September	802,920	—	36,320,019	(351,721)	1,175,978	(394)	37,143,882	—
		$237,264,889	$222,391,682	$(216,989,718)	$6,196,088	$3,679,442	$252,542,383	$—

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.